Earnings per Share:	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings per Share:

11.             Earnings per Share:

The computation of basic earnings per share is based on the weighted average number of common shares outstanding for the six-month periods ended June 30, 2025 and 2026. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. Diluted earnings per share gives effect to stock awards and restricted stock units using the treasury stock method, unless the impact is anti-dilutive.

The Company calculates basic and diluted earnings per share as follows:

	Six months ended June 30,
	2025	2026
Income :
Net income	$501	$203,481

Basic earnings per share:
Weighted average common shares outstanding, basic	116,583,497	111,297,374
Basic earnings per share	$0.00	$1.83

Effect of dilutive securities:
Dilutive effect of non vested shares	171,945	400,424
Weighted average common shares outstanding, diluted	116,755,442	111,697,798

Diluted earnings per share	$0.00	$1.82